Valuation and Qualifying Accounts and Reserves (Schedule II)	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts and Reserves (Schedule II)
Valuation and Qualifying Accounts and Reserves
(Schedule II)
Changes in the allowance for doubtful accounts were as follows:

(thousands of dollars)	2017	2016	2015
Beginning balance	$40,450	$49,420	$53,770
Bad debt expense	42,716	29,869	30,393
Uncollectible accounts written off, net of recoveries	(30,169)	(38,839)	(34,743)
Ending balance	$52,997	$40,450	$49,420